Property, Plant and Equipment, Net (Tables)	12 Months Ended
Sep. 30, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net, consisted of the following:

	As of September 30,	As of September 30,
	2025	2024
Property and buildings	$11,464,247	$11,606,914
Machinery and equipment	5,304,738	5,367,205
Vehicle	187,476	218,326
Office and electric equipment	151,449	143,481
Buildings improvement	317,903	309,994
Subtotal	17,425,813	17,645,920
Less: impairment	901,923	914,955
Less: accumulated depreciation	5,936,038	5,358,480
Property, plant and equipment, net	$10,587,852	$11,372,485